INCOME TAX EXPENSE - Impact of U.S Tax reform (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 27, 2020	Jan. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Tax Reform
Settlement or adjustment for prior periods			$ 49.9	$ (75.8)
Income tax expense			$ 250.7	$ 439.8
Applicable tax rate			26.50%	26.50%
Federal Alternative Minimum Tax credits	$ 33.1
Additional federal tax refunds	$ 73.7
U.S Tax Reform
Tax Reform
Applicable tax rate					35.00%
Alternative Minimum Tax
Tax Reform
Income tax expense					$ 25.4
Applicable tax rate		21.00%